Income Taxes (Schedule of Income Tax Provision (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current
US	$ 41		$ 24		$ 62
International	76	[1]	32		34	[1]
Total	117	[1]	56		96	[1]
Deferred
US	(66)	[1]	(11)	[1]	(15)	[1]
International	(106)	[1]	(4)	[1]	(9)	[1]
Total	(172)	[1]	(15)	[1]	(24)	[1]
Income tax provision (benefit)	$ (55)	[1]	$ 41	[1]	$ 72	[1]

[1]	As Adjusted (Note 2)